Stock-based Compensation - Fair Value Assumptions for Stock Options and Employee Stock Purchase Plan Shares Granted (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value	$ 10.58		$ 8.45	$ 5.02	$ 1.01
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate - lower range	1.70%	0.80%	0.80%	0.80%	1.10%
Risk-free interest rate - upper range	2.00%	2.00%	2.40%	2.40%	2.40%
Volatility				0.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Expected forfeiture rate		6.00%	6.00%		5.00%
Weighted average fair value	$ 10.58	$ 8.20	$ 8.45	$ 5.08	$ 0.98
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	5 years 3 months 18 days	5 years 3 months 18 days	5 years 3 months 18 days	5 years 1 month 6 days	5 years
Volatility	54.00%	56.00%	56.00%	56.00%	56.00%
Expected forfeiture rate	5.00%			5.00%
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	6 years 3 months 18 days	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days
Volatility	56.00%	60.00%	60.00%	60.00%	59.00%
Expected forfeiture rate	6.00%			7.00%